SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn February 7, 2023, the Board of the Manager declared a quarterly dividend of $0.32 per share, payable on March 31, 2023 to shareholders of record as at the close of business on February 28, 2023.